Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Receipts from customers (inclusive of consumption tax)	$ 8,203,158	$ 7,902,051	$ 7,708,839
Payments to suppliers and employees (inclusive of consumption tax)	(51,869,899)	(50,303,125)	(45,629,733)
Interest received	1,095,041	1,372,651	1,621,201
Payment of borrowing costs	(1,832,903)	(1,766,465)	(1,872,154)
Government grants received	2,204,804	2,377,119	1,943,424
Net cash outflow from operating activities	(42,199,799)	(40,417,769)	(36,228,423)
Cash flows from investing activities
Payments for exploration assets	(11,896)	(27,116)	(13,665)
Proceeds from release of escrow funds			8,343,107
Proceeds from disposal of assets	1,322,184
Payments for security deposits	(3,031,711)	(657,688)	(882,325)
Government grants received	29,034,056	12,391,330
Payments for property, plant and equipment	(60,171,149)	(29,879,456)	(19,182,131)
Net cash outflow from investing activities	(32,858,516)	(18,172,930)	(11,735,014)
Cash flows from financing activities
Proceeds on issue of shares	25,106,048	28,818,616	338,327
Transaction costs related to issue of equity securities or convertible debt securities	(7,686,167)	(1,276,436)	(59,867)
Proceeds from convertible note issues	95,000,000		30,000,000
Payment of withholding tax - Performance rights	(716,525)	(603,932)	(295,043)
Proceeds from borrowings			752,831
Principal elements of lease repayments	(522,297)	(296,865)	(353,378)
Repayment of borrowings	(1,282,501)	(1,428,429)	(1,073,082)
Net cash inflow (outflow) from financing activities	109,898,558	25,212,954	29,309,788
Net (decrease) increase in cash and cash equivalents	34,840,243	(33,377,745)	(18,653,649)
Effects of foreign currency	2,468,135	(2,778,519)	(1,671,638)
Cash and cash equivalents at the beginning of the year	42,557,621	78,713,885	99,039,172
Cash and cash equivalents at the end of the year	$ 79,865,999	$ 42,557,621	$ 78,713,885